Revenue from contracts with customers - Narrative (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Standard warranty coverage on systems	12 months
Net contract liability	€ 18.9	€ 17.9
Purchase agreement term (up to)	5 years
Amount of remaining performance obligations	€ 46.5	€ 43.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage expected to be recognized		59.00%
Period revenue is expected to be recognized		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage expected to be recognized	65.00%
Period revenue is expected to be recognized	12 months